RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Balances and Transactions With Related Parties
The balances and results with related parties were as follows:

	12.31.2025
	Trade accounts receivable	Other assets*	Cash and Cash equivalents	Contract assets	Loans and financing	Other payables	Contract liabilities
Águas Azuis Construção Naval SPE Ltda	5.8	21.5	—	0.8	—	—	15.0
Banco do Brasil S.A.	—	140.2	230.4	—	—	—	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	—	—	—	338.3	—	—
Comando da Aeronáutica (Brazilian Air Force)	6.3	—	—	241.9	—	28.3	38.7
Exército Brasileiro (Brazilian Army)	—	—	—	5.1	—	—	19.2
EZ Air Interior Limited	—	25.3	—	—	—	—	—
FINEP	—	—	—	—	17.8	—	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	—	126.2	—	—	—	—	—
Marinha do Brasil (Brazilian Navy)	—	—	—	0.2	—	—	17.8
Nidec Aerospace, LLC	0.9	—	—	—	—	—	—
	13.0	313.2	230.4	248.0	356.1	28.3	90.7

	12.31.2024
	Trade accounts receivable	Other assets*	Cash and Cash equivalents	Contract assets	Loans and financing	Other payables	Contract liabilities
Águas Azuis Construção Naval SPE Ltda	4.3	—	—	0.3	—	—	17.9
Banco do Brasil S.A.	—	1.1	511.8	—	—	—	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	—	—	—	463.8	—	—
Comando da Aeronáutica (Brazilian Air Force)	5.7	—	—	251.7	—	15.0	51.0
Exército Brasileiro (Brazilian Army)	0.1	—	—	10.5	—	—	9.0
Ez Air Interior Limited	—	23.8	—	—	—	—	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	—	153.6	—	—	—	—	—
Marinha do Brasil (Brazilian Navy)	—	—	—	1.0	—	—	5.5
Nidec Aerospace, LLC	1.3	—	—	—	—	—	—
	11.4	178.5	511.8	263.5	463.8	15.0	83.4
(*) As of December 31, 2025, this amount comprises balances presented under financial investments of US$266.4 (2024: US$153.6) and under other assets of US$46.8 (2024: US$24.9).

	12.31.2025		12.31.2024		12.31.2023
	Operating results	Financial results	Operating results	Financial results	Operating results	Financial results
Águas Azuis Construção Naval SPE Ltda	9.8	—	61.3	—	6.6	—
Banco do Brasil S.A.	—	13.9	—	12.1	—	15.0
BNDES	—	(12.1)	—	(34.9)	—	(20.2)
Caixa Econômica Federal	—	—	—	—	—	—
Comando da Aeronáutica	0.9	—	(7.4)	—	8.8	—
Embraer Prev - Soc. Previdência Complementar	(18.2)	—	(16.0)	—	(17.3)	—
Exército Brasileiro	1.5	—	(0.1)	—	0.1	—
Marinha do Brasil	(1.0)	—	(2.6)	—	(1.3)	—
EZ Air Interior Limited	—	—	—	—	—	—
Governo Brasileiro	—	7.9	—	4.4	—	2.6
FINEP	—	(0.5)	—	—	—	(0.1)
Nidec Aerospace, LLC	0.9	—	1.3	—	—	—
	(6.1)	9.2	36.5	(18.4)	(3.1)	(2.7)

Summary of Remuneration of Key Management Personnel
The remuneration of key management personnel comprises:

		12.31.2025	12.31.2024	12.31.2023
Short-term benefits		7.8	9.3	8.5
Share based payment	(i)	14.1	9.3	2.7
Total remuneration		21.9	18.6	11.2
(i) The increase observed in December 2025 results from the appreciation of Embraer's shares. As per Note 7, derivative instruments are contracted to protect cash flows from fluctuations in Embraer's share price. The amounts presented in this Note do not include the results obtained with such derivative instruments.